Other reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Other reserves	Note 33: Other reserves

	2024 £m	2023 £m	2022 £m
Merger reserve	7,102	7,149	7,149
Capital redemption reserve	5,751	5,370	4,932
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(113)	(67)	50
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	93	–	57
Cash flow hedging reserve	(3,755)	(3,766)	(5,476)
Foreign currency translation reserve	(251)	(178)	(125)
At 31 December	8,827	8,508	6,587
The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.
The capital redemption reserve represents transfers from distributable reserves in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.

Merger reserve	2024 £m	2023 £m	2022 £m
At 1 January	7,149	7,149	7,149
Redemption of preference shares (note 29)	(47)	–	–
At 31 December	7,102	7,149	7,149

Capital redemption reserve	2024 £m	2023 £m	2022 £m
At 1 January	5,370	4,932	4,479
Redemption of preference shares (note 29)	12	–	–
Shares cancelled under share buyback programme (see below)	369	438	453
At 31 December	5,751	5,370	4,932
In 2024, 2023 and 2022 the Group commenced and completed share buyback programmes to repurchase outstanding ordinary shares. In
2024 the Group bought back and cancelled 3,686 million shares under the programme (2023: 4,386 million shares; 2022: 4,529 million shares), for a total consideration, including expenses, of £2,011 million (2023: £1,993 million; 2022: £2,013 million). Upon cancellation,
£369 million (2023: £438 million; 2022: £453 million), being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	(67)	50	207
Change in fair value	(53)	(40)	(133)
Deferred tax	14	11	31
Current tax	1	1	8
	(38)	(28)	(94)
Income statement transfers in respect of disposals (note 9)	(7)	(122)	(92)
Deferred tax	2	35	23
	(5)	(87)	(69)
Impairment recognised in the income statement	(3)	(2)	6
At 31 December	(113)	(67)	50
Note 33: Other reserves continued

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	–	57	9
Change in fair value	93	(54)	44
Deferred tax	–	(3)	3
	93	(57)	47
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	–	–	1
	–	–	1
At 31 December	93	–	57

Cash flow hedging reserve	2024 £m	2023 £m	2022 £m
At 1 January	(3,766)	(5,476)	(457)
Change in fair value of hedging derivatives	(2,577)	545	(6,990)
Deferred tax	719	(160)	1,940
	(1,858)	385	(5,050)
Net income statement transfers	2,597	1,838	43
Deferred tax	(728)	(513)	(12)
	1,869	1,325	31
At 31 December	(3,755)	(3,766)	(5,476)

Foreign currency translation reserve	2024 £m	2023 £m	2022 £m
At 1 January	(178)	(125)	(210)
Currency translation differences arising in the year	(73)	(53)	116
Income statement transfers	–	–	(31)
At 31 December	(251)	(178)	(125)